Loans and Allowance for Credit Losses (Recognized Interest Income on Nonaccrual Loans) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 9,989	¥ 11,932
Commercial | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	2,004	2,229
Commercial | Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	2,301	2,061
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	422	488
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	13	20
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	377	483
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	2,950	3,498
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 1,922	¥ 3,153